Fair Value Measurements - Financial Assets and Financial Liabilities Measured at Fair Value on Recurring Basis (Detail) - EUR (€) € in Millions	Dec. 31, 2017		Dec. 31, 2016
Assets measured at fair value
Derivative financial instruments	€ 115.7		€ 134.0
Liabilities measured at fair value
Derivative financial instruments	67.3		113.9
Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Derivative financial instruments	115.7	[1]	134.0	[2]
Money market funds	1,329.4	[3]	2,152.0	[4]
Short-term Investments	1,029.3	[5]	1,150.0	[6]
Total	2,474.4		3,436.0
Liabilities measured at fair value
Derivative financial instruments	67.3	[1]	113.9	[2]
Assets and Liabilities for which fair values are disclosed
Long-term debt	3,193.2	[7]	3,386.2	[8]
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Derivative financial instruments	0.0	[1]	0.0	[2]
Money market funds	1,329.4	[3]	2,152.0	[4]
Short-term Investments	0.0	[5]	0.0	[6]
Total	1,329.4		2,152.0
Liabilities measured at fair value
Derivative financial instruments	0.0	[1]	0.0	[2]
Assets and Liabilities for which fair values are disclosed
Long-term debt	3,193.2	[7]	3,386.2	[8]
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Derivative financial instruments	115.7	[1]	134.0	[2]
Money market funds	0.0	[3]	0.0	[4]
Short-term Investments	1,029.3	[5]	1,150.0	[6]
Total	1,145.0		1,284.0
Liabilities measured at fair value
Derivative financial instruments	67.3	[1]	113.9	[2]
Assets and Liabilities for which fair values are disclosed
Long-term debt	0.0	[7]	0.0	[8]
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets measured at fair value
Derivative financial instruments	0.0	[1]	0.0	[2]
Money market funds	0.0	[3]	0.0	[4]
Short-term Investments	0.0	[5]	0.0	[6]
Total	0.0		0.0
Liabilities measured at fair value
Derivative financial instruments	0.0	[1]	0.0	[2]
Assets and Liabilities for which fair values are disclosed
Long-term debt	€ 0.0	[7]	€ 0.0	[8]

[1]	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4 Financial risk management.
[2]	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4 Financial risk management.
[3]	Money market funds are part of our cash and cash equivalents. See Note 5 Cash and cash equivalents and short-term investments.
[4]	Money market funds are part of our cash and cash equivalents. See
[5]	Short-term investments consist of deposits with an original maturity longer than three months, but less than one year at the date of acquisition. See Note 5 Cash and cash equivalents and short-term investments.
[6]	Short-term investments consist of deposits with an original maturity longer than three months, but less than one year at the date of acquisition. See Note 5 Cash and cash equivalents and short-term investments.
[7]	Long-term debt relates to Eurobonds. See Note 15 Long-term debt.
[8]	Long-term debt relates to Eurobonds. See Note 15 Long-term debt.